COLT 2022-2 ABS-15G

Exhibit 99.37

TPR Firm:	EdgeMAC	Date Submitted:	1/19/2022
Client Name:	LSRMF Acquisitions II, LLC	Report:	Exception Report - Loan
Client Project:	COLT 2022-2	Loans in report:	8

Report Date	Loan Number	Dummy ID	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
1/19/2022	XXX	4350095107	XXX	XXX	XXX	1) Lender to provide evidence of monthly obligations for hazard insurance and HOA dues (if applicable), for the property at XXX.*** UPDATE 6/25/2021 - Received copies of property profile, and signed LOE that the property is free & clear, property has no insurance. Condition cleared.***
								COMMENTS: 6/25/2021 - Received copies of property profile, and signed LOE that the property is free & clear, property has no insurance. Condition cleared.			Compensating Factors: 1. 762 credit score; 62 points above program minimum credit score of 700 2. No public records 3. 51.55 months reserves; 45.55 months greater than 6 month program minimum 4. Borrower has been self-employed for the last 10 years 5. DTI ratio of 47.07%; 2.93% less than 50% program maximum	6/14/2021	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
1/19/2022	XXX	4350095081	XXX	XXX	XXX	1) Deed of Trust is missing legal description. Deed of Trust in file reflects "SEE EXHIBIT "A" ATTACHED HERETO AND BY THIS REFERENCE MADE A PART HEREOF." on page 3, however, Exhibit "A" is not attached. Need full copy of Deed of Trust inclusive of Legal Description and All Riders.
COMMENTS: 07/28/2021 Received full copy of Deed of Trust Inclusive of Legal Description and all Riders.

2) Missing copy of the XXX rental payment to XXX.*** UPDATE 6/28/2021 - Received copy of check #XXX dated XXX & cleared XXX.  Condition cleared.***
COMMENTS: 6/28/2021 - Received copy of check #XXX dated XXX & cleared XXX.  Condition cleared.

3) Missing source of XXX in the amount of $XXX and evidence of transfer to the closing agent.*** UPDATE 6/28/2021 - Received duplicate copies of XXX $XXX and copy of XXX statement ending XXX (already in the file), which didn't include the wire transfer to escrow $XXX on XXX.  Condition is insufficient to clear.***
COMMENTS: 7/28/2021 Sufficient documentation received ////  ///6/28/2021 - Received duplicate copies of XXX $XXX and copy of XXX statement ending XXX (already in the file), which didn't include the wire transfer to escrow $XXX on XXX.  Condition is insufficient to clear.

4) Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Closing Disclosure in file dated XXX.
								COMMENTS: 07/28/2021 Received Seller's CD			Compensating Factors: 1. 757 credit score; 37 points above program minimum credit score of 720 2. No public records 3. 85.81 months reserves; 79.81 months greater than 6 month program minimum 4. Borrower has been self-employed for the last 18 years 5. DTI ratio of 19.675%; 30.325% less than 50% program maximum	6/9/2021	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
1/19/2022	XXX	4350095272	XXX	XXX	XXX	1) Missing exception for the total cash-out of $XXX which exceeds the program maximum of $XXX.*** UPDATE 6/28/2021 - Per Final CD issued XXX - the total payoff for the 1st lien & 2nd lien (Not HELOC), do Not exceed guideline maximum cash out of $XXX. Condition cleared.***
COMMENTS: 6/28/2021 - Per Final CD issued XXX - the total payoff for the 1st lien & 2nd lien (Not HELOC), do Not exceed guideline maximum cash out of $XXX.  Condition cleared.

2) Missing copy of the cancelled check for the XXX month rental payment.*** UPDATE 6/28/2021 - Received copy of check #XXX dated XXX & cleared XXX.  Condition cleared.***
COMMENTS: 6/28/2021 - Received copy of check #XXX dated XXX & cleared XXX.  Condition cleared.

3) The loan contains errors within one or more TRID disclosure. The Closing Disclosure dated XXX has conflicting Production information under Loan Information on page 1 from Note.  The CD has that is 10 years Interest Only, 5/6 mo. Adjustable Rate; however, the Note reflects it is 10 years Interest Only and 7/6 Adjustable Rate.  Need Post Consummation Closing Disclosure with explanation letter to borrower with proof of method of delivery reflecting the accurate Loan Product matching the Note.
COMMENTS: 08/26/2021 Received new Signed Note reflecting a 5/6 Adjustable IO.

4) The loan contains errors within one or more TRID disclosure. The Closing Disclosure dated XXX has conflicting Monthly Principal & Interest amount under Loan Terms on page 1 from Note.  The CD has the amount as $XXX; however, the Note reflects it is $XXX.  Need Post Consummation Closing Disclosure with explanation letter to borrower with proof of method of delivery reflecting the accurate monthly principal & interest amount matching the Note.
COMMENTS: 08/26/2021 Received new Signed IO ARM Note reflecting matching payment to CD of $XXX.

5) //UPDATE:  08/27/2021 Received a PC CD dated XXX, however, inaccurate boxes still marked on page 4 under "Escrow Account".  Need new PC CD with accurate boxes marked for "Escrow Account" and unmarked for "will not have an escrow account" with borrower letter.The loan contains errors within one or more TRID disclosure.  On Closing Disclosure dated 03/29/2021 the Escrow Account Section on page 4 is completed incorrectly.  It is marked that an escrow is declined, yet there is an escrow account for flood insurance.  In addition there is no amount listed for property costs over Year 1.  Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery reflecting Escrow box correctly marked that there is an escrow account with the Escrowed Property Costs over Year 1 amount included.
COMMENTS: 08/27/2021 Received PC CD dated XXX with accurate boxes marked for Escrow Account on page 4.

//UPDATE:  08/27/2021 Received a PC CD dated XXX, however, inaccurate boxes still marked on page 4 under "Escrow Account".  Need new PC CD with accurate boxes marked for "Escrow Account" and unmarked for "will not have an escrow account" with borrower letter.

6) The loan contains errors within one or more TRID disclosure.  On Closing Disclosure dated XXX, under the Adjustable Interest Rate (AIR) Table on page four, table reflects the First Change at the beginning of 61st month.  The Note reflects the first change would be at the beginning the 85th month.  Need Post Consummation Closing Disclosure with explanation letter to borrower with proof of method of delivery reflecting the accurate first change month matching the Note.
COMMENTS: 08/26/2021 Received new Note reflecting a 60 month ARM.  CD is correct at change on 61st. month and now matches the Note.

7) The loan contains errors within one or more TRID disclosure.  On Closing Disclosure dated XXX, under the Adjustable Payment (AP) Table on page four, table reflects the First Change at the beginning of 61st month.  The Note reflects the first change would be at the beginning the 85th month.  Need Post Consummation Closing Disclosure with explanation letter to borrower with proof of method of delivery reflecting the accurate first change month matching the Note.
COMMENTS: 08/26/2021 Received new Signed Note reflecting 60 month ARM.  CD is correct and matches new Note.

8) Initial Uniform Residential Loan Application (1003) signed and dated by XXX is missing from the file.  Unable to determine actual Application Date to ensure all early disclosures were issued within 3 business days of application date.  Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 08/20/2021 Received Initial 1003 dated 0XXX and eSigned by the XXX.

9) //UPDATE:  08/20/2021 Received a Zip Code map and profile confirming the City as "XXX".  Fact remains that the Note in file reflects the City as XXX.  Need new Signed Note reflecting accurate City.All documentation in file including the Preliminary Report, Appraisal, and Deed of Trust reflects the subject property address city as XXX, however, the Note reflects the city as XXX.
COMMENTS: 08/26/2021 Received new Signed Note reflecting City as XXX.

//UPDATE: 08/20/2021 Received a Zip Code map and profile confirming the City as "XXX". Fact remains that the Note in file reflects the City as XXX. Need new Signed Note reflecting accurate City.	1) The loan contains errors within one or more TRID disclosure. On Closing Disclosure dated XXX, the Mortgage Broker Contact Name and NMLS ID are missing from the Mortgage Broker Column under the Contact Information Section on page 5. Need Post Consummation CD with explanation letter to borrower and proof of method of delivery reflecting accurate Mortgage Broker Contact Name and Contact NMLS ID.
COMMENTS: 08/27/2021 Received PC CD dated XXX with Broker and Broker Contact NMLS numbers matching 1003 application.

2) The loan contains errors within one or more TRID disclosure.  The Post Consummation Closing Disclosure in file Issued XXX reflects an Interest From date of 03/25/2021, however, the loan Consummation wasn't until XXX.  Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery reflecting accurate Interest From and Disbursement dates.
COMMENTS: 08/27/2021 Received PC CD dated XXX reflecting Interest From XXX.

3) //UPDATE:  08/30/2021 Received only the 5 page signed ARM Rider, however, it appears Deed of Trust was recorded without the ARM Rider.  Need Signed Letter of Intent to re-record including ARM Rider with full copy of Deed of Trust to be re-recorded with ALL Riders and Legal Description.//UPDATE:  08/20/2021 Received copy of Recorded Deed of Trust, however, ARM Rider is still missing.  Recorded Deed of Trust includes "Interest-Only Addendum to Adjustable Rate Rider", however, not the Adjustable Rate Rider itself.  Need new Signed and notarized Deed of Trust inclusive of All Riders with Letter of Intent to re-record.The Deed of Trust in file dated XXX is missing the ARM Rider.
COMMENTS: 09/05/2021 Received Lender's Signed Intent to re-record Deed of Trust to include ARM Rider.

//UPDATE:  08/30/2021 Received only the 5 page signed ARM Rider, however, it appears Deed of Trust was recorded without the ARM Rider.  Need Signed Letter of Intent to re-record including ARM Rider with full copy of Deed of Trust to be re-reorded with ALL Riders and Legal Description.

//UPDATE: 08/20/2021 Received copy of Recorded Deed of Trust, however, ARM Rider is still missing. Recorded Deed of Trust includes "Interest-Only Addendum to Adjustable Rate Rider", however, not the Adjustable Rate Rider itself. Need new Signed and notarized Deed of Trust inclusive of All Riders with Letter of Intent to re-record.	1) Lender Approved Exception; LTV of 75% exceeds the program maximum of 60%.Compensating Factors:1. 757 credit score; 37 points above program minimum credit score of 7202. Mortgage history is 0x30 for 12 months3. No public records4. 138.50 months reserves; 132.50 months greater than 6 month program minimum5. Borrower has been self-employed for the last 9 years6. DTI ratio of 23.07%; 26.93% less than 50% program maximum*** UPDATE 6/28/2021 - Lender Approved Exception allowed LTV to 75% vs program guideline maximum LTV of 60%. Condition waived.***
COMMENTS: 6/28/2021 - Lender Approved Exception allowed LTV to 75% vs program guideline maximum LTV of 60%.  Condition waived.

										2) Missing the following required Federal and/or State Disclosures: Signed Escrow Waiver as homeowner insurance and property tax impounds were waived per XXX final Closing Disclosure.	Compensating Factors: 1. 757 credit score; 37 points above program minimum credit score of 720 2. Mortgage history is 0x30 for 12 months 3. No public records 4. 138.50 months reserves; 132.50 months greater than 6 month program minimum 5. Borrower has been self-employed for the last 9 years 6. DTI ratio of 23.07%; 26.93% less than 50% program maximum	6/9/2021	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
1/19/2022	XXX	4350095082	XXX	XXX	XXX	1) Missing copy of executed Addendum to Purchase contract or signed escrow amendment Re: Seller's credit to Buyer for $XXX as reflected on the Estimated HUD-1.

2) Missing copies of P & L for the periods from XXX through XXX.// UPDATE 6/22/2021 - Per Bank Statement Programs Guidelines, the total deposits calculated with business bank statements is used solely to validated self-employed earnings reported on the P&L.  The monthly gross revenue from the P&L must be supported by the business bank statements provided.  Missing signed and dated P&L covering the periods from XXX thru. XXX to determine if the monthly gross revenue from the P&L are supported by the business bank statements used for the periods ending from XXX thru. XXX.  Condition is insufficient to clear.
								COMMENTS: 6/23/2021 Per the guidelines and client direction the P&L is not required ///// UPDATE 6/22/2021 - Per Bank Statement Programs Guidelines, the total deposits calculated with business bank statements is used solely to validated self-employed earnings reported on the P&L. The monthly gross revenue from the P&L must be supported by the business bank statements provided. Missing signed and dated P&L covering the periods from XXX thru. XXX to determine if the monthly gross revenue from the P&L are supported by the business bank statements used for the periods ending from XXX thru. XXX. Condition is insufficient to clear.			Compensating Factors: 1. 761 credit score; 1 point above program minimum credit score of 760 2. Mortgage history is 0x30 for 12 months 3. No public records 4. 14.68 months reserves; 8.68 months greater than 6 month program minimum 5. Borrower has been self-employed for the last 3.5 years 6. DTI ratio of 30.48%; 19.52% less than 50% program maximum	6/3/2021	Primary Residence	AZ	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
1/19/2022	XXX	4350095084	XXX	XXX	XXX	1) Missing a letter of explanation to explain the large deposit of $XXX into the borrower account with XXX t #XXX on XXX.

2) The recalculated DTI of 54.43% exceeds the program maximum of 50%. The 1008 reflects the lender used the initial interest only payment during the qualifying process. The fully amortized payment per the guidelines is  used to qualify.
								COMMENTS: 9/22/2021 Sufficient documentation received ///// 9/21/2021 received documentation indicting the guidelines require the fully amortized payment is used to qualify. Unabe to clear			Compensating Factors: 1. 642 credit score; 22 points above program minimum credit score of 620 2. Housing history is 0x30 for the past 12 months 3. 21 months reserves; 15 months greater than 6 months program minimum 4. Borrower has been employed since 8/30/2013 5. Co-borrower has been employed since 2/05/2018 6. DTI ratio is 41.07%; 8.30% less than program maximum DTI of 50%	9/7/2021	Primary Residence	AZ	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
1/19/2022	XXX	4350095085	XXX	XXX	XXX	1) The loan contains errors within one or more TRID disclosure. On Closing Disclosure dated XXX, the Mortgage Broker Company NMLS ID is not correct in the Mortgage Broker Column under the Contact Information Section on page 5. Need Post Consummation CD with explanation letter to borrower and proof of method of delivery reflecting accurate Mortgage Broker Company NMLS ID.
									COMMENTS: 01/05/2022 Received PC CD reflecting accurate Broker Company NMLS.		Compensating Factors: 1. 763 credit score; 83 points > 680 program minimum 2. 24 months reserves; 12 .pmtjs > 12 month program minimum 3. 31.59% DTI; 18.41% < 50.00% program maximum	12/13/2021	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
1/19/2022	XXX	4350095100	XXX	XXX	XXX	1) Missing letter of explanation for possible occupancy issue noted on payoff demand borrower stated that his primary residence is XXX and 1003 shows XXX as primary residence.//12/29/2021 Updated received explanation email from seller.

2) Subject property is an assisted living facility, recognized by the City of XXX as stated in the appraisal report dated XXX. Signage in the appraisal reflects property as residential care facility for the elderly and does not meet the allowable use per guidelines. Guidelines allow SFR, detached, which this is, however used in a commercial capacity as an assisted living facility.//12/29/2021 Updated received the same email that was sent on XXX and was not acceptable missing exception from XXX for property known as an assisted living facility that is not acceptable per XXX guidelines.//12/30/2021 Updated received Exception approved by XXX for use of property as assisted living but also as an SFR Detached.
								COMMENTS: 12/30/2021 Exception approval provided			Compensating Factors: 1) DTI 38% , 12% < 50% maximum required by guidelines 2) LTV/CLTV 50% , 25% < 75% maximum requriement per guidelines for an I/O 3) FICO 763, 83 points > than minimum requirement of 680 4) Borrower has excellent employment history	12/20/2021	Investment Property	CA	XXX	Refinance - rate and term	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
1/19/2022	XXX	4350094908	XXX	XXX	XXX	1) Client approved exception: Applicant is a XXX whom bought all 6 attached units in XXX. GLA's on the appraisal are outside the normal variance due to the massive remodel & upgrades that were done. Property is beach front with high site value that is common for the area. Looking for an exception on this newly bought and remodeled unit. Once approved we would be looking for a similar exception on the other 5 units as all fall under the same scenario. Total loan amounts for all 6 units will be approximately $XXX. Estimated rents more than double the total hosing expense on each unit.Compensating Factors:1. 713 credit score; 33 points above program minimum credit score of 6802. 75% LTV; 5% below 80% program maximum3. Mortgage history is 0x30 for 12 months 4. No public records5. 62.76 months reserves; 56.76 months greater than 6 month program minimum6. DSC ratio of 2.26; 1.26 greater than 1.00 program minimum
										COMMENTS: Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. 713 credit score; 33 points above program minimum credit score of 680 2. 75% LTV; 5% below 80% program maximum 3. Mortgage history is 0x30 for 12 months 4. No public records 5. 62.76 months reserves; 56.76 months greater than 6 month program minimum 6. DSC ratio of 2.26; 1.26 greater than 1.00 program minimum	8/30/2021	Investment Property	FL	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1